PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
PROPERTY, PLANT AND EQUIPMENT

8.	PROPERTY, PLANT AND EQUIPMENT

During the six months ended 30 June 2024, the Group acquired assets at a cost of CNY4 (US$1) (six months ended 30 June 2023: CNY6).

None of assets were disposed by the Group during the six months ended 30 June 2024 and 30 June 2023.

No impairment loss was recognized for the six months ended 30 June 2024 and 2023.